JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

December 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:

    JPMorgan Trust I (the “Trust”) on behalf of

    JPMorgan Diversified Real Return Fund, JPMorgan Global Bond Opportunities Fund and

    JPMorgan Floating Rate Income Fund (the “Funds”)

    File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses for the Diversified Real Return Fund and Floating Rate Income Fund and Statements of Additional Information for the Diversified Real Return Fund, Global Bond Opportunities Fund and Floating Rate Income Fund do not differ from those contained in Post-Effective Amendment No. 314 (Amendment No. 315 under the 1940 Act) filed electronically on December 23, 2013.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/  Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary